CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY (UNAUDITED) - USD ($)		Total		Common Class B	Common Class A	Common Stock Common Class B		Common Stock Common Class A	Additional Paid-in Capital	Accumulated Deficit
Share outstanding, beginning balance (in shares) at Dec. 31, 2022	[1]					12,500,000
Shareholder's equity, beginning balance at Dec. 31, 2022	[1]	$ 8,961				$ 1,250			$ 23,750	$ (16,039)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of private placement warrants		14,300,000							14,300,000
Fair value of public warrants at issuance		2,625,000							2,625,000
Accretion of Class A ordinary shares to redemption amount		(54,113,481)							(16,948,750)	(37,164,731)
Net income		16,915,460								16,915,460
Share outstanding, ending balance (in shares) at Dec. 31, 2023				12,500,000		12,500,000	[1]	0
Shareholder's equity, ending balance at Dec. 31, 2023		(20,264,060)	[1]			$ 1,250	[1]	$ 0	0	(20,265,310)	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares to redemption amount		(6,848,901)				0			0	(6,848,901)
Net income		6,393,390				$ 0			0	6,393,390
Share outstanding, ending balance (in shares) at Mar. 31, 2024						12,500,000		0
Shareholder's equity, ending balance at Mar. 31, 2024		(20,719,571)				$ 1,250		$ 0	0	(20,720,821)
Share outstanding, beginning balance (in shares) at Dec. 31, 2023				12,500,000		12,500,000	[1]	0
Shareholder's equity, beginning balance at Dec. 31, 2023		(20,264,060)	[1]			$ 1,250	[1]	$ 0	0	(20,265,310)	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		12,978,757
Share outstanding, ending balance (in shares) at Jun. 30, 2024						12,500,000
Shareholder's equity, ending balance at Jun. 30, 2024		(21,092,994)				$ 1,250				(21,094,244)
Share outstanding, beginning balance (in shares) at Dec. 31, 2023				12,500,000		12,500,000	[1]	0
Shareholder's equity, beginning balance at Dec. 31, 2023		(20,264,060)	[1]			$ 1,250	[1]	$ 0	0	(20,265,310)	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares to redemption amount		(27,761,686)								(27,761,686)
Net income		25,986,159								25,986,159
Share outstanding, ending balance (in shares) at Dec. 31, 2024				12,500,000	0	12,500,000		0
Shareholder's equity, ending balance at Dec. 31, 2024		(22,039,587)				$ 1,250		$ 0	0	(22,040,837)
Share outstanding, beginning balance (in shares) at Mar. 31, 2024						12,500,000		0
Shareholder's equity, beginning balance at Mar. 31, 2024		(20,719,571)				$ 1,250		$ 0	0	(20,720,821)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares to redemption amount		(6,958,790)								(6,958,790)
Net income		6,585,367								6,585,367
Share outstanding, ending balance (in shares) at Jun. 30, 2024						12,500,000
Shareholder's equity, ending balance at Jun. 30, 2024		(21,092,994)				$ 1,250				(21,094,244)
Share outstanding, beginning balance (in shares) at Dec. 31, 2024				12,500,000	0	12,500,000		0
Shareholder's equity, beginning balance at Dec. 31, 2024		(22,039,587)				$ 1,250		$ 0	0	(22,040,837)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares to redemption amount		(5,698,441)				0			0	(5,698,441)
Net income		2,992,795				$ 0			0	2,992,795
Share outstanding, ending balance (in shares) at Mar. 31, 2025						12,500,000		0
Shareholder's equity, ending balance at Mar. 31, 2025		(24,745,233)				$ 1,250		$ 0	0	(24,746,483)
Share outstanding, beginning balance (in shares) at Dec. 31, 2024				12,500,000	0	12,500,000		0
Shareholder's equity, beginning balance at Dec. 31, 2024		(22,039,587)				$ 1,250		$ 0	0	(22,040,837)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Class B ordinary shares to Class A ordinary shares		12,500,000
Sponsor deposits to Trust Account		(2,961,583)
Net income		3,319,438
Share outstanding, ending balance (in shares) at Jun. 30, 2025				0	12,500,000			12,500,000
Shareholder's equity, ending balance at Jun. 30, 2025		(24,072,572)						$ 1,250		(24,073,822)
Share outstanding, beginning balance (in shares) at Mar. 31, 2025						12,500,000		0
Shareholder's equity, beginning balance at Mar. 31, 2025		(24,745,233)				$ 1,250		$ 0	$ 0	(24,746,483)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Class B ordinary shares to Class A ordinary shares (in shares)						(12,500,000)		12,500,000
Conversion of Class B ordinary shares to Class A ordinary shares						$ (1,250)		$ 1,250
Sponsor deposits to Trust Account		(2,961,583)								(2,961,583)
Accretion of Class A ordinary shares to redemption amount		3,307,601								3,307,601
Net income		326,643								326,643
Share outstanding, ending balance (in shares) at Jun. 30, 2025				0	12,500,000			12,500,000
Shareholder's equity, ending balance at Jun. 30, 2025		$ (24,072,572)						$ 1,250		$ (24,073,822)

[1]	On April 25, 2023, the Company consummated the sale of Over-Allotment Units pursuant to the underwriters’ partial exercise of their over-allotment option. All share amounts have been retroactively restated to reflect the share surrender and share recapitalization events and the share forfeitures (see Note 4).